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Schedule of Investments
(unaudited)
Putnam Mortgage Opportunities Fund 2
Notes to Schedule of Investments 16

Putnam Funds Trust
Schedule of Investments (unaudited), August 31, 2026
Putnam Mortgage Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Senior Floating Rate Interests 0.0%
†
Software 0.0%
†
a,b
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw CME Term Loan , 8.14% ,
( 1-day SOFR + 4.5% ), 11/17/31 ....................................... $ 93,760 $ 94,710
Total Senior Floating Rate Interests (Cost $92,837) ..............................
94,710
U.S. Government and Agency Securities 1.3%
c
U.S. Treasury Notes, 0.625%, 8/15/30 .................................... 7,848,800 6,767,447
Total U.S. Government and Agency Securities (Cost $6,767,447) ..................
6,767,447
Asset-Backed Securities 6.5%
Capital Markets 0.1%
b
Merrill Lynch Mortgage Investors Trust , 2006-HE3 , A4 , FRN , 4.282% , ( 1-month SOFR
+ 0.614% ), 6/25/37 ................................................ 742,117 182,100
Financial Services 6.4%
d
Aligned Data Centers Issuer LLC , 2026-1A , A2I , 144A, 5.909% , 6/15/56 ..........
2,256,000 2,242,504
d
Castlelake Aircraft Structured Trust , 2025-2A , A , 144A, 5.465% , 8/15/50 ..........
1,045,269 1,039,387
b
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN , 4.132% , ( 1-month SOFR
+ 0.464% ), 3/25/37 ................................................ 130,972 113,687
d
Cross Mortgage Trust , 2026-CES1 , A1A , 144A, 5.649% , 8/25/61 ................
2,345,511 2,340,142
d,e
FIGRE Trust , 2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .....................
337,836 333,501
b
GS Mortgage-Backed Securities Trust ,
d
2024-HE1, A1, 144A, FRN, 5.243%, ( 30-day SOFR Average + 1.6%), 8/25/54 .... 1,920,635 1,928,147
2026-HE2, A1, FRN, 5.043%, (30-day SOFR Average + 1.4%), 10/25/66 ........ 460,000 461,149
GSAA Home Equity Trust ,
b
2006-8, 2A2, FRN, 4.142%, (1-month SOFR + 0.474%), 5/25/36 .............. 74,820 14,231
b
2006-1, A1, FRN, 3.962%, (1-month SOFR + 0.294%), 1/25/36 ............... 949,552 241,665
b
2006-17, A1, FRN, 3.902%, (1-month SOFR + 0.234%), 11/25/36 .............. 8,096,985 1,734,293
2007-2, AF4A, 6.483%, 3/25/37 ....................................... 1,113,017 283,749
d
HTAP Trust , 2024-1 , A , 144A, 7% , 4/25/37 ................................
1,367,833 1,362,343
b,d
J.P. Morgan Mortgage Trust , 2024-HE2 , A1 , 144A, FRN , 4.839% , ( 30-day SOFR
Average + 1.2% ), 10/20/54 ........................................... 460,315 461,112
b
Lehman XS Trust , 2006-17 , 1A4A , FRN , 4.122% , ( 1-month SOFR + 0.454% ), 8/25/46
2,553,619 2,446,093
d
Lohrasp Enterprise II LLC , 2026-1A , A21 , 144A, 5.512% , 7/17/56 ...............
760,000 756,130
d
MAST Ltd. , 2026-1A , A , 144A, 5.134% , 2/15/51 .............................
2,213,036 2,158,719
a,d
MFA LLC , 2026-NPL1 , A1 , 144A, 5.889% , 8/25/31 ...........................
1,757,000 1,760,170
d
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
1,431,000 1,111,105
d
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 .................
272,325 269,082
d
PRET LLC ,
2025-NPL9, A1, 144A, 5.391%, 8/25/55 ................................. 2,537,063 2,539,305
2026-NPL3, A1, 144A, 4.968%, 2/25/56 ................................. 1,552,015 1,534,346
2026-RN2, A1, 144A, 5.77%, 7/25/56 ................................... 1,158,442 1,155,175
d
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 ..........................
398,080 398,959
b,d
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.071% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 3,056,862 3,054,401
d
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% , 1/20/51 ..............
809,000 783,972
d
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 ....................
1,262,000 1,215,187
d,f
Tricolor Auto Securitization Trust , 2024-1A , A , 144A, 6.61% , 10/15/27 ............
647,275 603,519
d
Unlock Hea Trust , 2023-1 , A , 144A, 7% , 10/25/38 ...........................
613,329 614,337

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 ..........................
$ 220,206 $ 218,174
33,174,584
a a a a a
Total Asset-Backed Securities (Cost $33,768,090) ...............................
33,356,684
Commercial Mortgage-Backed Securities 22.0%
Financial Services 22.0%
e
Banc of America Commercial Mortgage Trust , 2015-UBS7 , C , FRN , 4.286% , 9/15/48 .
1,751,000 1,699,893
BANK Trust ,
e
2019-BN19, C, FRN, 4.03%, 8/15/61 ................................... 334,000 250,870
d
2018-BN11, D, 144A, 3%, 3/15/61 ..................................... 1,309,000 1,140,573
e,g
2020-BN30, XA, IO, FRN, 1.237%, 12/15/53 ............................. 16,704,593 682,167
e,g
2024-BNK48, XA, IO, FRN, 1.142%, 10/15/57 ............................ 9,270,077 676,340
e,g
2020-BN26, XA, IO, FRN, 1.189%, 3/15/63 .............................. 13,869,633 405,834
e
BANK5 Trust ,
2026-5YR22, C, FRN, 5.962%, 6/15/59 ................................. 937,000 927,165
g
2024-5YR10, XA, IO, FRN, 1.186%, 10/15/57 ............................. 17,610,605 542,833
d
Barclays Commercial Mortgage Trust ,
2019-C4, D, 144A, 3.25%, 8/15/52 ..................................... 1,010,000 675,989
2019-C5, D, 144A, 2.5%, 11/15/52 ..................................... 1,845,754 1,534,418
2019-C4, E, 144A, 3.25%, 8/15/52 ..................................... 793,000 440,887
2019-C5, E, 144A, 2.5%, 11/15/52 ..................................... 1,281,000 984,625
e
2019-C5, F, 144A, FRN, 2.538%, 11/15/52 ............................... 1,881,000 1,133,690
e,g
2019-C5, XF, IO, 144A, FRN, 1.25%, 11/15/52 ............................ 3,894,000 131,094
BBCMS Mortgage Trust ,
d
2026-5C40, E, 144A, 4.25%, 2/15/59 ................................... 1,188,000 834,388
e,g
2024-5C29, XA, IO, FRN, 1.596%, 9/15/57 ............................... 24,913,994 1,016,957
e,g
2025-C32, XA, IO, FRN, 1.116%, 2/15/62 ................................ 12,136,330 906,711
d,e,g
2026-5C40, XE, IO, 144A, FRN, 2.126%, 2/15/59 .......................... 1,188,000 96,032
Benchmark Mortgage Trust ,
e
2018-B1, C, FRN, 4.2%, 1/15/51 ...................................... 608,000 492,097
e
2025-V14, C, FRN, 6.39%, 4/15/57 .................................... 1,500,000 1,516,273
d
2018-B1, D, 144A, 2.75%, 1/15/51 ..................................... 1,021,000 377,094
d,e
2018-B3, D, 144A, FRN, 3.044%, 4/10/51 ............................... 1,729,000 1,210,612
d
2019-B11, D, 144A, 3%, 5/15/52 ...................................... 963,000 531,636
d
2019-B13, D, 144A, 2.5%, 8/15/57 ..................................... 1,295,000 813,812
d
2025-V18, D, 144A, 4.5%, 10/15/58 .................................... 1,436,000 1,247,087
e,g
2024-V11, XA, IO, FRN, 0.56%, 11/15/57 ................................ 38,672,660 629,061
d,e,g
2025-V18, XD, IO, 144A, FRN, 1.949%, 10/15/58 .......................... 5,200,000 362,217
b,d
BIKE Pass-Through Trust , 2026-BAND , C , 144A, FRN , 11.139% , ( 1-month SOFR +
7.5% ), 7/15/43 .................................................... 899,000 902,279
e,g
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.353% , 9/15/57 ................
15,360,441 512,461
d,e
BWAY Mortgage Trust , 2022-26BW , F , 144A, FRN , 4.866% , 2/10/44 .............
2,210,000 1,039,218
b,d
BX Trust ,
2026-CLS, A, 144A, FRN, 5.039%, (1-month SOFR + 1.4%), 5/15/43 ........... 1,341,000 1,344,582
2026-CLS, D, 144A, FRN, 7.089%, (1-month SOFR + 3.45%), 5/15/43 .......... 1,469,000 1,482,772
e
Cantor Commercial Real Estate Lending LP ,
d
2019-CF3, E, 144A, FRN, 2.5%, 1/15/53 ................................ 207,000 132,875
g
2019-CF3, XA, IO, FRN, 0.671%, 1/15/53 ............................... 11,619,168 210,764
CD Mortgage Trust ,
e
2017-CD3, B, FRN, 3.984%, 2/10/50 ................................... 888,000 578,947
e
2017-CD4, B, FRN, 3.947%, 5/10/50 ................................... 1,712,000 1,627,990
e
2017-CD3, C, FRN, 4.559%, 2/10/50 ................................... 615,000 188,538
d
2017-CD3, D, 144A, 3.25%, 2/10/50 .................................... 616,194 20,975

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
CD Mortgage Trust, (continued)
d
2019-CD8, D, 144A, 3%, 8/15/57 ...................................... $ 507,000 $ 338,042
d,e
CFCRE Commercial Mortgage Trust , 2011-C2 , E , 144A, FRN , 5.249% , 12/15/47 ....
1,801,000 1,696,633
Citigroup Commercial Mortgage Trust ,
e
2014-GC21, C, FRN, 4.78%, 5/10/47 ................................... 152,513 150,252
e
2017-P7, C, FRN, 4.423%, 4/14/50 .................................... 373,000 316,670
e
2015-GC33, C, FRN, 4.336%, 9/10/58 .................................. 1,242,000 1,068,531
d
2014-GC25, D, 144A, 3.548%, 10/10/47 ................................. 215,484 96,319
d,e
2015-GC27, D, 144A, FRN, 4.378%, 2/10/48 ............................. 833,040 817,920
e
2015-GC31, D, FRN, 3.659%, 6/10/48 .................................. 1,541,000 89,330
2015-GC33, D, 3.172%, 9/10/58 ....................................... 700,000 374,486
d
2015-GC27, E, 144A, 3%, 2/10/48 ..................................... 2,077,000 1,969,978
COMM Mortgage Trust ,
2013-CR12, AM, 4.3%, 10/10/46 ...................................... 801,844 769,121
e
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................................. 479,302 476,060
d
2012-CR4, B, 144A, 3.703%, 10/15/45 .................................. 1,072,000 712,773
2014-CR17, B, 4.377%, 5/10/47 ....................................... 490,318 480,070
d,e
2013-CR6, C, 144A, FRN, 3.777%, 3/10/46 .............................. 885,000 853,782
e
2014-CR14, C, FRN, 3.189%, 2/10/47 .................................. 1,154,000 1,139,839
e
2014-CR16, C, FRN, 4.729%, 4/10/47 .................................. 991,747 968,892
e
2014-CR17, C, FRN, 4.78%, 5/10/47 ................................... 1,493,500 1,443,647
e
2014-UBS3, C, FRN, 4.583%, 6/10/47 .................................. 301,000 280,484
e
2014-UBS4, C, FRN, 4.615%, 8/10/47 .................................. 324,000 282,478
d,e
2012-LC4, D, 144A, FRN, 5.383%, 12/10/44 ............................. 2,406,479 1,946,917
d,e
2013-CR7, D, 144A, FRN, 4.247%, 3/10/46 .............................. 836,221 823,489
d,e
2013-LC13, D, 144A, FRN, 5.369%, 8/10/46 ............................. 265,852 249,010
d,e
2013-CR13, D, 144A, FRN, 4.841%, 11/10/46 ............................ 2,158,998 1,222,446
d,e
2014-CR14, D, 144A, FRN, 3.189%, 2/10/47 ............................. 1,479,000 1,254,192
d,e
2014-CR15, D, 144A, FRN, 3.864%, 2/10/47 ............................. 923,000 856,859
d,e
2014-CR17, D, 144A, FRN, 4.844%, 5/10/47 ............................. 1,247,000 1,099,037
e
2015-CR26, D, FRN, 3.683%, 10/10/48 ................................. 875,000 718,625
d
2017-COR2, D, 144A, 3%, 9/10/50 ..................................... 1,656,000 1,513,888
d
2013-LC6, E, 144A, 3.5%, 1/10/46 ..................................... 460,000 433,679
d,e
2014-CR17, E, 144A, FRN, 4.844%, 5/10/47 ............................. 804,000 588,685
d,e
2015-LC19, E, 144A, FRN, 4.421%, 2/10/48 .............................. 1,070,000 989,205
CSAIL Commercial Mortgage Trust ,
e
2015-C3, C, FRN, 4.198%, 8/15/48 .................................... 1,033,926 1,002,438
e
2015-C1, C, FRN, 3.766%, 4/15/50 .................................... 1,009,000 988,807
e
2015-C2, C, FRN, 4.177%, 6/15/57 .................................... 145,397 139,379
d
2019-C17, D, 144A, 2.5%, 9/15/52 ..................................... 594,000 349,561
e
2015-C2, D, FRN, 4.177%, 6/15/57 .................................... 1,121,000 991,161
GS Mortgage Securities Trust ,
e
2014-GC24, B, FRN, 4.356%, 9/10/47 .................................. 824,860 806,775
e
2015-GC30, B, FRN, 3.961%, 5/10/50 .................................. 1,476,905 1,437,398
d,e
2013-GC13, D, 144A, FRN, 3.725%, 7/10/46 ............................. 739,000 556,467
d,e
2014-GC24, D, 144A, FRN, 4.377%, 9/10/47 ............................. 1,920,000 1,361,568
d,e
2017-GS5, D, 144A, FRN, 3.509%, 3/10/50 .............................. 3,043,000 214,563
d
2019-GC38, D, 144A, 3%, 2/10/52 ..................................... 439,000 377,456
d,e
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2011-C3, D, 144A, FRN, 5.526%, 2/15/46 ............................... 450,000 432,267
2012-LC9, D, 144A, FRN, 3.573%, 12/15/47 ............................. 1,799,000 1,757,297
2007-CB20, E, 144A, FRN, 10.841%, 2/12/51 ............................ 9,430 13,296
2012-C6, G, 144A, FRN, 2.972%, 5/15/45 ............................... 100,000 91,475
e
JPMBB Commercial Mortgage Securities Trust ,
2014-C25, B, FRN, 4.347%, 11/15/47 ................................... 1,947,000 1,860,748

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
JPMBB Commercial Mortgage Securities Trust, (continued)
2013-C12, D, FRN, 3.94%, 7/15/45 .................................... $ 1,000,000 $ 951,912
d
2014-C18, D, 144A, FRN, 4.51%, 2/15/47 ............................... 1,135,000 1,043,774
d
2014-C23, D, 144A, FRN, 4.022%, 9/15/47 .............................. 2,857,000 2,655,169
d
2014-C25, D, 144A, FRN, 3.904%, 11/15/47 .............................. 1,390,000 646,350
d
2013-C12, E, 144A, FRN, 3.94%, 7/15/45 ............................... 625,000 464,756
d
2013-C14, F, 144A, FRN, 3.598%, 8/15/46 ............................... 402,000 33,548
d,e
JPMCC Commercial Mortgage Securities Trust , 2017-JP7 , D , 144A, FRN , 4.414% ,
9/15/50 ......................................................... 388,000 293,465
JPMDB Commercial Mortgage Securities Trust ,
2017-C5, A4, 3.414%, 3/15/50 ........................................ 40,868 40,709
d,e
2016-C2, D, 144A, FRN, 3.299%, 6/15/49 ............................... 1,101,000 526,278
d,e
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN , 6.359% , 10/15/42 ...
919,000 920,791
Morgan Stanley Bank of America Merrill Lynch Trust ,
e
2013-C10, B, FRN, 3.949%, 7/15/46 ................................... 1,400,160 1,333,464
e
2012-C6, C, FRN, 4.536%, 11/15/45 ................................... 694,593 641,668
e
2013-C9, C, FRN, 3.699%, 5/15/46 .................................... 917,000 857,937
e
2013-C10, C, FRN, 3.949%, 7/15/46 ................................... 1,543,000 1,431,766
e
2015-C22, C, FRN, 3.962%, 4/15/48 ................................... 2,015,000 1,699,110
e
2017-C34, C, FRN, 4.166%, 11/15/52 ................................... 691,000 630,897
d,e
2013-C12, D, 144A, FRN, 4.69%, 10/15/46 .............................. 1,139,000 1,089,531
d
2014-C19, D, 144A, 3.25%, 12/15/47 ................................... 260,418 257,260
d
2015-C26, D, 144A, 3.06%, 10/15/48 ................................... 355,106 341,089
d
2017-C34, D, 144A, 2.7%, 11/15/52 .................................... 663,000 539,747
d,e
2012-C6, E, 144A, FRN, 4.345%, 11/15/45 ............................... 1,303,000 892,542
d,e
2013-C12, E, 144A, FRN, 4.69%, 10/15/46 ............................... 405,000 331,355
d,e
2013-C10, F, 144A, FRN, 3.949%, 7/15/46 ............................... 1,286,000 251,459
d,e
2012-C6, G, 144A, FRN, 4.5%, 11/15/45 ................................ 1,441,000 71,855
d,e
2013-C9, G, 144A, FRN, 3.787%, 5/15/46 ............................... 1,500,000 1,175,024
Morgan Stanley Capital I Trust ,
e
2016-BNK2, C, FRN, 3.873%, 11/15/49 ................................. 571,000 515,876
d
2015-UBS8, D, 144A, 3.18%, 12/15/48 .................................. 1,922,000 1,828,254
d
2018-H3, D, 144A, 3%, 7/15/51 ....................................... 1,299,000 1,116,992
d
2018-L1, D, 144A, 3%, 10/15/51 ....................................... 1,055,000 901,176
d,e
2011-C3, G, 144A, FRN, 4.905%, 7/15/49 ............................... 753,000 736,893
e
UBS Commercial Mortgage Trust ,
2018-C11, C, FRN, 4.862%, 6/15/51 ................................... 641,000 567,781
d
2017-C1, D, 144A, FRN, 4.837%, 6/15/50 ............................... 1,223,000 1,102,535
d
2018-C11, D, 144A, FRN, 3%, 6/15/51 .................................. 2,195,000 1,485,617
d
2018-C15, D, 144A, FRN, 5.135%, 12/15/51 ............................. 403,000 366,519
d
2012-C1, E, 144A, FRN, 5%, 5/10/45 ................................... 503,038 479,773
Wells Fargo Commercial Mortgage Trust ,
e
2013-LC12, C, FRN, 3.74%, 7/15/46 ................................... 1,248,955 1,188,146
e
2017-RB1, C, FRN, 4.311%, 3/15/50 ................................... 365,000 307,477
d,e
2013-LC12, D, 144A, FRN, 3.74%, 7/15/46 .............................. 381,000 273,320
d,e
2014-LC18, D, 144A, FRN , 3.957%, 12/15/47 ............................. 1,610,772 1,589,262
2015-C31, D, 3.852%, 11/15/48 ....................................... 1,422,147 1,342,133
d,e
2016-C34, D, 144A, FRN, 5.22%, 6/15/49 ............................... 1,214,330 1,192,147
d
2017-RB1, D, 144A, 3.401%, 3/15/50 ................................... 1,112,000 496,626
d
2014-LC16, D, 144A, 3.938%, 8/15/50 .................................. 214,475 25,927
d
2019-C50, D, 144A, 3%, 5/15/52 ...................................... 292,000 235,612
d
2020-C55, D, 144A, 2.5%, 2/15/53 ..................................... 919,000 671,920
e
2016-NXS5, D, FRN, 4.796%, 1/15/59 .................................. 371,000 140,980
d
2016-C33, D, 144A, 3.123%, 3/15/59 ................................... 242,829 238,102
d,e
2015-C31, E, 144A, FRN, 4.762%, 11/15/48 .............................. 2,466,500 1,769,382

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
e,g
2019-C52, XA, IO, FRN, 1.541%, 8/15/52 ................................ $ 15,603,465 $ 569,798
e,g
2021-C59, XA, IO, FRN, 1.463%, 4/15/54 ................................ 22,899,969 1,134,920
e,g
2026-5C9, XA, IO, FRN, 1.235%, 5/15/59 ................................ 8,921,045 446,658
e
WFRBS Commercial Mortgage Trust ,
2013-C15, C, FRN, 4.148%, 8/15/46 ................................... 1,593,000 1,481,457
2014-C21, C, FRN, 4.234%, 8/15/47 ................................... 556,927 548,817
d
2013-C11, D, 144A, FRN, 4.215%, 3/15/45 ............................... 1,379,099 1,263,185
d
2013-C15, D, 144A, FRN, 4.148%, 8/15/46 .............................. 1,317,468 942,015
d
2011-C4, E, 144A, FRN, 4.984%, 6/15/44 ................................ 806,022 773,270
b,d
X-Caliber Funding LLC , 2026-HRP , A , 144A, FRN , 9.92% , ( 1-month SOFR + 6.25% ),
7/15/46 ......................................................... 828,000 831,008
113,388,785
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $117,131,840) ...............
113,388,785
Mortgage-Backed Securities 19.6%
Federal National Mortgage Association (FNMA) Fixed Rate 16.3%
h
Uniform Mortgage-Backed Securities, 2.5%, TBA, 9/25/56 ..................... 2,000,000 1,631,721
h
Uniform Mortgage-Backed Securities, 3%, TBA, 9/25/56 ...................... 6,000,000 5,114,244
h
Uniform Mortgage-Backed Securities, 3.5%, TBA, 9/25/56 ..................... 1,000,000 886,758
h
Uniform Mortgage-Backed Securities, 4.5%, TBA, 9/25/56 ..................... 3,000,000 2,815,720
h
Uniform Mortgage-Backed Securities, 5%, TBA, 9/25/56 ...................... 4,000,000 3,859,144
h
Uniform Mortgage-Backed Securities, 5.5%, TBA, 9/25/56 ..................... 70,500,000 69,785,768
84,093,355
Government National Mortgage Association (GNMA) Fixed Rate 3.3%
h
GNMA II, Single-family, 30 Year, 5%, 9/15/56 ............................... 1,000,000 968,390
h
GNMA II, Single-family, 30 Year, 5.5%, 9/15/56 ............................. 3,000,000 2,979,137
h
GNMA II, Single-family, 30 Year, 6%, 9/15/56 ............................... 13,000,000 13,182,269
17,129,796
Total Mortgage-Backed Securities (Cost $101,336,601) ...........................
101,223,151
Residential Mortgage-Backed Securities 13.4%
Financial Services 13.4%
d
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................................ 552,868 551,487
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................................ 1,151,482 1,152,143
2023-NQM4, A2, 144A, 7.826%, 9/25/68 ................................ 1,836,777 1,835,399
Alternative Loan Trust ,
2006-43CB, 1A10, 6%, 2/25/37 ....................................... 3,363,931 1,597,868
b
2006-OA10, 3A1, FRN, 4.162%, (1-month SOFR + 0.494%), 8/25/46 ........... 146,386 140,229
b
2006-OA10, 4A1, FRN, 4.162%, ( 1-month SOFR + 0.494%), 8/25/46 ........... 173,816 152,454
b
2006-OA19, A1, FRN, 3.947%, (1-month SOFR + 0.294%), 2/20/47 ............ 879,657 708,050
d
Arroyo Mortgage Trust , 2020-1 , M1 , 144A, 4.277% , 3/25/55 ...................
442,000 399,395
Bear Stearns ALT-A Trust ,
b
2005-10, 11A1, FRN, 4.282%, (1-month SOFR + 0.614%), 1/25/36 ............. 65,535 63,978
e
2005-8, 21A1, FRN, 4.852%, 10/25/35 .................................. 196,064 161,820
b
Bear Stearns Mortgage Funding Trust , 2006-AR2 , 2A1 , FRN , 4.242% , ( 1-month SOFR
+ 0.574% ), 9/25/46 ................................................ 1,666,328 1,601,512
d
CAFL Issuer LP , 2025-RRTL1 , M1 , 144A, 8.16% , 5/28/40 .....................
577,000 579,703
d,e
Cascade Funding Mortgage Trust ,
2025-HB16, M2, 144A, FRN, 3%, 3/25/35 ............................... 932,000 904,234
2025-HB16, M3, 144A, FRN, 3%, 3/25/35 ............................... 1,000,000 966,356

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,d
Chase Home Lending Mortgage Trust , 2025-3 , A11 , 144A, FRN , 4.943% , ( 30-day
SOFR Average + 1.3% ), 2/25/56 ...................................... $ 356,908 $ 358,372
b,d
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.962% , ( 1-month SOFR +
0.294% ), 11/25/47 ................................................. 634,824 565,395
b
CHL Mortgage Pass-Through Trust , 2006-OA5 , 2A1 , FRN , 4.182% , ( 1-month SOFR +
0.514% ), 4/25/46 .................................................. 23,525 20,944
d,e
CIM Trust , 2024-R1 , A1 , 144A, FRN , 4.75% , 6/25/64 .........................
497,307 485,660
e
CSMC Mortgage-Backed Trust , 2007-1 , 1A3 , FRN , 5.989% , 2/25/37 .............
5,393,343 1,199,362
d,e
CSMC Trust , 2020-SPT1 , M1 , 144A, FRN , 3.388% , 4/25/65 ...................
392,000 382,955
Deutsche Alt-B Securities Mortgage Loan Trust , 2006-AB4 , A4B , 6% , 10/25/36 .....
1,621,798 1,396,583
b
FHLMC STACR Debt Notes , 2017-DNA1 , B2 , FRN , 13.758% , ( 30-day SOFR Average
+ 10.114% ), 7/25/29 ................................................ 515,476 530,372
b,d
FHLMC STACR REMIC Trust ,
2021-DNA3, B2, 144A, FRN, 9.893%, (30-day SOFR Average + 6.25%), 10/25/33 . 2,879,000 3,661,690
2022-HQA1, B2, 144A, FRN, 14.643%, (30-day SOFR Average + 11%), 3/25/42 ... 2,600,000 2,736,109
2020-HQA1, B2, 144A, FRN, 8.858%, (30-day SOFR Average + 5.214%), 1/25/50 . 800,000 888,692
2020-DNA3, B2, 144A, FRN, 13.108%, (30-day SOFR Average + 9.464%), 6/25/50 750,000 953,649
2021-DNA1, B2, 144A, FRN, 8.393%, (30-day SOFR Average + 4.75%), 1/25/51 .. 1,100,000 1,234,398
2022-DNA5, M2, 144A, FRN, 10.393%, (30-day SOFR Average + 6.75%), 6/25/42 . 1,471,000 1,536,515
b,d
FHLMC STACR Trust ,
2019-FTR3, B2, 144A, FRN, 8.558%, (30-day SOFR Average + 4.914%), 9/25/47 . 2,655,000 2,918,756
2019-FTR1, B2, 144A, FRN, 12.108%, (30-day SOFR Average + 8.464%), 1/25/48 3,900,000 4,569,832
2018-DNA3, B2, 144A, FRN, 11.508%, (30-day SOFR Average + 7.864%), 9/25/48 1,131,000 1,269,951
2018-HQA2, B2, 144A, FRN, 14.758%, ( 30-day SOFR Average + 11.114%), 10/25/48 3,028,000 3,622,395
2019-DNA1, B2, 144A, FRN, 14.508%, (30-day SOFR Average + 10.864%), 1/25/49 439,000 523,582
2019-HQA3, B2, 144A, FRN, 11.258%, (30-day SOFR Average + 7.614%), 9/25/49 1,000,000 1,115,696
b
FNMA Connecticut Avenue Securities Trust ,
2016-C06, 1B, FRN, 13.008%, (30-day SOFR Average + 9.364%), 4/25/29 ....... 1,541,428 1,559,115
d
2023-R08, 1B1, 144A, FRN, 7.193%, (30-day SOFR Average + 3.55%), 10/25/43 .. 1,500,000 1,564,486
d
2022-R06, 1B2, 144A, FRN, 14.243%, (30-day SOFR Average + 10.6%), 5/25/42 .. 500,000 532,125
2016-C07, 2B, FRN, 13.258%, (30-day SOFR Average + 9.614%), 5/25/29 ....... 590,749 601,702
d
2022-R02, 2B1, 144A, FRN, 8.143%, ( 30-day SOFR Average + 4.5%), 1/25/42 ... 2,146,000 2,173,985
d
2022-R05, 2B1, 144A, FRN, 8.143%, (30-day SOFR Average + 4.5%), 4/25/42 ... 2,540,000 2,593,071
d
2022-R09, 2B1, 144A, FRN, 10.393%, (30-day SOFR Average + 6.75%), 9/25/42 .. 500,000 527,811
d
2023-R03, 2B1, 144A, FRN, 9.993%, (30-day SOFR Average + 6.35%), 4/25/43 ... 850,000 915,643
d
2026-R01, 2M2, 144A, FRN, 4.993%, (30-day SOFR Average + 1.35%), 1/25/46 .. 118,000 117,809
d
GS Mortgage-Backed Securities Trust , 2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 .......
262,858 255,945
b
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.092% , ( 1-month SOFR +
0.424% ), 5/25/37 .................................................. 267,624 143,843
b,d
Home Re Ltd. , 2022-1 , B1 , 144A, FRN , 12.643% , ( 30-day SOFR Average + 9% ),
10/25/34 ........................................................ 900,000 969,116
d
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ......................
551,617 552,892
d
Imperial Fund Mortgage Trust ,
2023-NQM1, A1, 144A, 5.941%, 2/25/68 ................................ 674,411 671,018
2022-NQM4, A3, 144A, 6.04%, 6/25/67 ................................. 894,426 885,579
e
IndyMac INDX Mortgage Loan Trust , 2006-AR11 , 2A1 , FRN , 3.838% , 6/25/36 ......
17,220 15,394
d
J.P. Morgan Mortgage Trust ,
e
2026-NQX2, A1, 144A, FRN, 5.628%, 10/25/66 ........................... 1,147,832 1,142,692
b
2024-10, A11, 144A, FRN, 4.893%, (30-day SOFR Average + 1.25%), 3/25/55 .... 988,563 988,789
MFA Trust ,
2024-NPL1, A1, 6.33%, 9/25/54 ....................................... 210,369 210,786
d
2023-NQM3, A1, 144A, 6.617%, 7/25/68 ................................ 353,516 352,611
b,d
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN , 3.015% , ( 1-month SOFR
+ 0.344% ), 2/26/37 ................................................ 263,089 254,234

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d
Morgan Stanley Residential Mortgage Loan Trust ,
2024-NQM1, A1, 144A, 6.152%, 12/25/68 ............................... $ 716,478 $ 717,303
b
2024-3, AF, 144A, FRN, 4.993%, (30-day SOFR Average + 1.35%), 7/25/54 ...... 1,620,675 1,624,233
d,e
OBX Trust , 2026-NQM9 , A1 , 144A, FRN , 5.47% , 4/25/66 .....................
708,643 706,151
d,e
Onity Loan Investment Trust , 2026-HB3 , M2 , 144A, FRN , 3% , 6/25/39 ............
206,000 189,326
d
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 ..........................
269,164 266,778
d
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............................
578,023 568,933
d
PRPM Trust ,
2024-NQM2, A1, 144A, 6.327%, 6/25/69 ................................ 584,765 587,106
e
2026-NQM3, A1, 144A, FRN, 5.845%, 7/25/71 ............................ 793,000 793,026
b,d
Radian Mortgage Capital Trust , 2025-J4 , A25 , 144A, FRN , 5.193% , ( 30-day SOFR
Average + 1.55% ), 3/25/56 ........................................... 2,303,791 2,316,465
d
RCO VIII Mortgage LLC , 2025-3 , A1 , 144A, 6.434% , 5/25/30 ...................
447,355 447,957
d
Saluda Grade Alternative Mortgage Trust , 2024-RTL6 , A1 , 144A, 7.439% , 7/25/30 ...
2,372,630 2,371,817
b
Structured Asset Mortgage Investments II Trust ,
2007-AR1, 2A1, FRN, 4.142%, (1-month SOFR + 0.474%), 1/25/37 ............ 19,533 17,669
2006-AR7, A1BG, FRN, 3.902%, (1-month SOFR + 0.234%), 8/25/36 ........... 122,462 107,700
d,e
Verus Securitization Trust , 2026-R6 , A1 , 144A, FRN , 5.765% , 7/25/68 ............
407,526 407,023
b
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 , A1C4 , FRN , 4.642% ,
( 1-month SOFR + 0.974% ), 10/25/45 ................................... 25,622 24,194
68,959,863
a a a a a
Total Residential Mortgage-Backed Securities (Cost $65,858,538) .................
68,959,863
Agency Commercial Mortgage-Backed Securities 26.8%
Financial Services 26.8%
g
FHLMC ,
4949, IO, 4%, 1/25/50 .............................................. 9,515,154 1,973,696
5274, IO, 2.5%, 1/25/51 ............................................. 12,167,931 2,038,508
5457, IO, 5%, 10/25/54 ............................................. 12,444,514 2,767,504
5116, BI, IO, 4%, 1/25/50 ............................................ 9,253,575 1,836,622
5529, EI, IO, 4.5%, 11/25/51 ......................................... 4,743,097 1,043,419
5119, IB, IO, 3%, 6/25/41 ............................................ 3,404,033 335,467
5349, IB, IO, 4%, 12/15/46 ........................................... 308,425 64,572
5459, KI, IO, 5%, 7/25/48 ............................................ 11,831,781 1,872,098
5065, MI, IO, 3.5%, 1/25/51 .......................................... 2,536,479 472,415
5077, NI, IO, 3.5%, 2/25/51 .......................................... 12,845,128 2,333,920
b
4915, SD, IO, FRN, 2.292%, (-1 x 30-day SOFR Average + 5.936%), 9/25/49 ..... 1,228,189 101,647
b
5558, SG, IO, FRN, 2.757%, (-1 x 30-day SOFR Average + 6.4%), 7/25/55 ....... 29,062,805 2,395,196
5159, TI, IO, 3%, 10/25/51 ........................................... 15,284,465 1,824,114
b
4839, WS, IO, FRN, 2.349%, (-1 x 30-day SOFR Average + 5.986%), 8/15/56 .... 11,295,256 1,226,544
b,d
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M1, 144A, FRN, 5.643%, (30-day SOFR Average + 2%), 1/25/51 ..... 114,803 114,751
2021-MN1, M2, 144A, FRN, 7.393%, (30-day SOFR Average + 3.75%), 1/25/51 ... 1,350,000 1,375,350
2021-MN3, M2, 144A, FRN, 7.643%, (30-day SOFR Average + 4%), 11/25/51 .... 2,059,000 2,109,402
FNMA ,
g
2015-69, IO, 6%, 9/25/45 ............................................ 136,301 27,151
g
427, C93, IO, 4.5%, 8/25/42 .......................................... 9,011,149 1,520,874
g
2022-13, CI, IO, 3%, 12/25/51 ........................................ 11,516,115 1,692,797
b
2025-25, FB, FRN, 4.593%, (30-day SOFR Average + 0.95%), 4/25/55 .......... 991,330 992,667
b
2024-54, FC, FRN, 4.613%, (30-day SOFR Average + 0.97%), 8/25/54 ......... 276,684 278,797
b
2024-82, FE, FRN, 4.593%, ( 30-day SOFR Average + 0.95%), 11/25/54 ......... 897,821 899,207
g
2020-62, GI, IO, 4%, 6/25/48 ......................................... 10,097,808 1,991,906
g
2021-17, GI, IO, 4%, 2/25/51 ......................................... 1,562,011 332,859

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
b,g
2012-74, IB, IO, FRN, 2.292%, (-1 x 30-day SOFR Average + 5.936%), 7/25/42 ... $ 8,218,678 $ 637,151
g
2020-99, IB, IO, 3.5%, 5/25/50 ........................................ 6,748,510 1,171,353
g
2021-3, IB, IO, 2.5%, 2/25/51 ......................................... 9,177,569 1,469,622
g
2021-8, ID, IO, 3.5%, 3/25/51 ......................................... 6,570,194 1,419,071
g
2021-28, IQ, IO, 2.5%, 3/25/51 ........................................ 14,327,258 1,912,454
g
2021-15, JI, IO, 4.5%, 4/25/51 ........................................ 1,883,560 492,030
g
2021-17, KI, IO, 4.5%, 4/25/51 ........................................ 1,919,032 445,890
g
2016-3, NI, IO, 6%, 2/25/46 .......................................... 24,121 3,250
g
2020-98, OI, IO, 4.5%, 1/25/51 ........................................ 7,650,906 2,116,811
g
2021-5, PI, IO, 3.5%, 2/25/51 ......................................... 2,285,013 424,624
b,g
2022-43, SB, IO, FRN, 1.757%, (-1 x 30-day SOFR Average + 5.4%), 7/25/52 .... 11,219,962 498,789
b,g
2025-52, SB, IO, FRN, 2.157%, (-1 x 30-day SOFR Average + 5.8%), 7/25/55 .... 34,078,186 1,765,032
GNMA ,
g
2014-132, IO, 5%, 9/20/44 ........................................... 457,051 87,742
1.6%, 2/20/49 .................................................... 12,156,656 626,299
g
2022-139, IO, 4.5%, 9/20/49 ......................................... 8,066,032 1,539,210
g
2024-186, IO, 3%, 9/20/51 ........................................... 8,423,447 1,284,977
e,g
2024-32, IO, FRN, 0.699%, 6/16/63 .................................... 15,725,755 809,342
e,g
2016-H24, IO, FRN, 2%, 9/20/66 ...................................... 63,929 3,832
e,g
2017-H09, IO, FRN, 1.81%, 4/20/67 .................................... 90,286 2,813
e,g
2021-H08, IO, FRN, 1.345%, 1/20/71 ................................... 22,930,507 705,893
g
2021-214, AI, IO, 4%, 12/20/51 ....................................... 10,727,335 1,970,018
e,g
2014-H21, AI, IO, FRN, 2.193%, 10/20/64 ............................... 154,430 8,011
e,g
2015-H04, AI, IO, FRN, 1.974%, 12/20/64 ............................... 497,268 17,404
e,g
2015-H13, AI, IO, FRN, 2.197%, 6/20/65 ................................ 36,100 2,310
e,g
2015-H20, AI, IO, FRN, 1.865%, 8/20/65 ................................ 16,157 622
e,g
2015-H25, AI, IO, FRN, 1.672%, 9/20/65 ................................ 19,764 487
e,g
2016-H15, AI, IO, FRN, 2.484%, 7/20/66 ................................ 1,576,892 91,515
e,g
2016-H19, AI, IO, FRN, 2.559%, 9/20/66 ................................ 736,290 29,387
e,g
2018-H01, AI, IO, FRN, 2.36%, 1/20/68 ................................. 3,905,687 162,734
e,g
2020-H04, AI, IO, FRN, 2.508%, 2/20/70 ................................ 3,468,142 153,327
b,g
2023-56, AS, IO, FRN, 2.521%, (-1 x 30-day SOFR Average + 6.16%), 4/20/53 ... 17,505,788 1,093,434
b,g
2024-4, AS, IO, FRN, 3.311%, (-1 x 30-day SOFR Average + 6.95%), 1/20/54 ..... 14,097,890 1,243,262
e,g
2015-H23, BI, IO, FRN, 1.758%, 9/20/65 ................................ 9,433 271
e,g
2016-H09, BI, IO, FRN, 1.896%, 4/20/66 ................................ 721,163 29,278
e,g
2017-H02, BI, IO, FRN, 2.253%, 1/20/67 ................................ 377,706 16,750
e,g
2017-H06, BI, IO, FRN, 2.38%, 2/20/67 ................................. 143,973 5,515
e,g
2017-H04, BI, IO, FRN, 2.419%, 2/20/67 ................................ 858,748 37,439
e,g
2018-H05, BI, IO, FRN, 2.405%, 2/20/68 ................................ 479,819 19,541
b,g
2022-125, BS, IO, FRN, 2.411%, (-1 x 30-day SOFR Average + 6.05%), 7/20/52 ... 11,166,361 770,933
g
2021-149, CI, IO, 2.5%, 8/20/51 ....................................... 12,675,098 1,820,747
e,g
2015-H10, CI, IO, FRN, 1.766%, 4/20/65 ................................ 12,960 422
e,g
2015-H20, CI, IO, FRN, 2.505%, 8/20/65 ................................ 207,180 12,888
e,g
2015-H25, CI, IO, FRN, 2.342%, 10/20/65 ............................... 12,262 547
e,g
2016-H24, CI, IO, FRN, 1.657%, 10/20/66 ............................... 470,196 14,076
e,g
2015-H16, DI, IO, FRN, 2.71%, 7/20/65 ................................. 493,803 42,670
e,g
2015-H26, DI, IO, FRN, 2.428%, 10/20/65 ............................... 14,220 706
e,g
2017-H11, DI, IO, FRN, 2.032%, 5/20/67 ................................ 49,986 2,634
e,g
2019-H02, DI, IO, FRN, 2.558%, 11/20/68 ............................... 6,176,619 290,869
g
2021-98, EI, IO, 3%, 6/20/51 ......................................... 3,612,391 561,554
e,g
2015-H26, EI, IO, FRN, 1.706%, 10/20/65 ............................... 26,342 958
e,g
2015-H25, EI, IO, FRN, 1.808%, 10/20/65 ............................... 11,299 423
e,g
2016-H27, EI, IO, FRN, 2.099%, 12/20/66 ............................... 4,735,370 208,205
e,g
2019-H07, EI, IO, FRN, 2.375%, 3/20/69 ................................ 7,674,463 326,579
e,g
2022-H01, EI, IO, FRN, 2.639%, 1/20/72 ................................ 2,456,708 130,614
b,g
2023-35, ES, IO, FRN, 2.561%, (-1 x 30-day SOFR Average + 6.2%), 2/20/53 .... 10,280,653 711,425

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
b,g
2023-173, ES, IO, FRN, 3.311%, (-1 x 30-day SOFR Average + 6.95%), 11/20/53 .. $ 8,470,732 $ 544,546
b,g
2024-4, ES, IO, FRN, 3.311%, (-1 x 30-day SOFR Average + 6.95%), 1/20/54 .... 17,772,275 1,359,664
b
2025-169, FC, FRN, 4.639%, (30-day SOFR Average + 1%), 10/20/55 .......... 869,729 872,360
g
2015-79, GI, IO, 5%, 10/20/39 ........................................ 32,046 6,283
g
2017-104, GI, IO, 4%, 7/20/47 ........................................ 4,862,688 958,280
g
2024-4, GI, IO, 5%, 2/20/53 .......................................... 6,787,730 1,662,524
e,g
2019-H12, GI, IO, FRN, 2.5%, 7/20/69 .................................. 3,646,028 168,972
e,g
2022-H09, GI, IO, FRN, 2.638%, 4/20/72 ................................ 10,429,905 540,819
b,g
2024-4, GS, IO, FRN, 2.061%, (-1 x 30-day SOFR Average + 5.7%), 1/20/54 ..... 14,873,076 794,621
g
2021-191, HI, IO, 3%, 10/20/51 ....................................... 2,392,426 410,942
e,g
2015-H10, HI, IO, FRN, 1.999%, 4/20/65 ................................ 18,207 1,055
e,g
2016-H24, HI, IO, FRN, 2.743%, 9/20/66 ................................ 2,769,532 189,322
b,g
2025-62, HS, IO, FRN, 2.433%, (-1 x 1-month SOFR + 6.086%), 11/20/47 ....... 11,930,922 1,088,320
b,g
2023-101, HS, IO, FRN, 2.361%, (-1 x 30-day SOFR Average + 6%), 7/20/53 ..... 15,556,629 884,425
b,g
2024-51, HS, IO, FRN, 2.361%, (-1 x 30-day SOFR Average + 6%), 3/20/54 ...... 32,996,834 1,996,315
g
2021-176, IA, IO, 3.5%, 10/20/51 ...................................... 11,197,499 1,909,092
g
2022-160, IB, IO, 4.5%, 2/20/50 ....................................... 14,579,187 2,957,149
e,g
2019-H14, IB, IO, FRN, 2.449%, 8/20/69 ................................ 85,560 3,440
e,g
2023-H16, ID, IO, FRN, 0.662%, 4/20/72 ................................ 15,237,492 517,502
e,g
2022-H09, IG, IO, FRN, 2.457%, 4/20/72 ................................ 7,536,216 371,625
g
2022-213, IH, IO, 6%, 12/20/52 ....................................... 1,796,053 353,608
e,g
2019-H15, IH, IO, FRN, 1.604%, 9/20/69 ................................ 4,974,357 181,708
g
2021-176, IK, IO, 5.5%, 10/20/51 ...................................... 3,700,970 743,559
e,g
2021-H12, IY, IO, FRN , 0.327%, 8/20/71 ................................ 91,772,204 2,041,234
e,g
2017-H16, JI, IO, FRN, 2.098%, 8/20/67 ................................. 115,209 4,734
e,g
2022-H04, JI, IO, FRN, 1.055%, 2/20/72 ................................. 22,160,822 1,089,054
g
2025-214, KI, IO, 5.5%, 12/20/55 ...................................... 6,984,116 1,479,019
e,g
2016-H04, KI, IO, FRN, 1.771%, 2/20/66 ................................ 2,199,389 56,637
e,g
2016-H11, KI, IO, FRN, 2.141%, 5/20/66 ................................ 15,888,901 688,275
g
2015-105, LI, IO, 5%, 10/20/39 ........................................ 300,735 61,581
g
2016-75, LI, IO, 6%, 1/20/40 ......................................... 14,523 1,950
g
2015-89, LI, IO, 5%, 12/20/44 ......................................... 277,722 46,586
b,g
2024-126, LS, IO, FRN, 3.011%, (-1 x 30-day SOFR Average + 6.65%), 8/20/54 ... 19,099,810 1,289,485
g
2015-53, MI, IO, 4%, 4/16/45 ......................................... 49,619 9,586
g
2020-151, MI, IO, 2.5%, 10/20/50 ...................................... 3,495,989 500,123
g
2020-173, MI, IO, 2.5% , 11/20/50 ...................................... 8,855,654 1,279,800
g
2021-7, MI, IO, 2.5%, 1/20/51 ......................................... 13,658,953 1,914,401
e,g
2017-H06, MI, IO, FRN, 2.227%, 2/20/67 ................................ 213,501 8,986
e,g
2017-H10, MI, IO, FRN, 1.878%, 4/20/67 ................................ 914,984 26,371
e,g
2017-H19, MI, IO, FRN, 2.029%, 4/20/67 ................................ 728,431 24,057
g
2021-97, NI, IO, 2.5%, 8/20/49 ........................................ 12,402,184 1,319,012
e,g
2016-H23, NI, IO, FRN, 2.726%, 10/20/66 ............................... 29,242 1,417
e,g
2017-H08, NI, IO, FRN, 2.188%, 3/20/67 ................................ 70,022 2,744
b,g
2024-4, NS, IO, FRN, 2.111%, (-1 x 30-day SOFR Average + 5.75%), 1/20/54 .... 14,765,371 714,238
g
2020-167, PI, IO, 3.5%, 11/20/50 ...................................... 1,919,474 426,045
g
2025-171, PI, IO, 6%, 10/20/55 ....................................... 5,507,339 1,138,457
e,g
2016-H18, QI, IO, FRN, 2.238%, 6/20/66 ................................ 236,663 13,905
b,g
2010-26, QS, IO, FRN, 2.483%, (-1 x 1-month SOFR + 6.136%), 2/20/40 ........ 13,879,204 1,129,032
b,g
2024-64, QS, IO, FRN, 2.361%, (-1 x 30-day SOFR Average + 6%), 4/20/54 ...... 38,413,535 2,395,572
b,g
2020-189, S, IO, FRN, 2.283%, (-1 x 1-month SOFR + 5.936%), 12/20/49 ....... 12,921,047 1,121,645
b,g
2024-11, S, IO, FRN, 2.761%, (-1 x 30-day SOFR Average + 6.4%), 1/20/54 ...... 13,022,638 780,613
b,g
2020-47, SA, IO, FRN, 2.233%, (-1 x 1-month SOFR + 5.886%), 5/20/44 ........ 2,558,650 184,231
b,g
2024-7, SA, IO, FRN, 2.761%, (-1 x 30-day SOFR Average + 6.4%), 1/20/54 ..... 12,525,952 772,729
b,g
2023-13, SB, IO, FRN, 2.611%, (-1 x 30-day SOFR Average + 6.25%), 1/20/53 ... 19,867,397 1,292,712
b,g
2023-20, SB, IO, FRN, 3.361%, (-1 x 30-day SOFR Average + 7%), 2/20/53 ...... 15,986,519 1,396,838
b,g
2023-114, SB, IO, FRN, 2.411%, (-1 x 30-day SOFR Average + 6.05%), 8/20/53 ... 31,933,572 2,059,846

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
b,g
2026-2, SB, IO, FRN, 2.481%, (-1 x 30-day SOFR Average + 6.12%), 1/20/56 .... $ 26,919,397 $ 2,614,759
b,g
2024-197, SC, IO, FRN, 2.361%, (-1 x 30-day SOFR Average + 6%), 12/20/54 .... 18,230,574 1,166,883
b,g
2026-51, SC, IO, FRN, 3.161%, (-1 x 30-day SOFR Average + 6.8%), 3/20/56 .... 14,180,221 1,755,138
b,g
2025-120, SD, IO, FRN, 2.233%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ...... 26,108,708 2,251,122
b,g
2019-121, SD, IO, FRN, 2.233%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ...... 2,658,296 237,882
b,g
2022-179, SD, IO, FRN, 2.333%, (-1 x 1-month SOFR + 5.986%), 11/20/49 ...... 9,701,955 823,335
b,g
2021-57, SD, IO, FRN, 2.533%, (-1 x 1-month SOFR + 6.186%), 3/20/51 ........ 7,581,232 835,352
b,g
2023-149, SE, IO, FRN, 2.811%, (-1 x 30-day SOFR Average + 6.45%), 9/20/63 ... 16,228,361 1,015,592
b,g
2022-128, SH, IO, FRN, 2.341%, (-1 x 30-day SOFR Average + 5.98%), 7/20/52 .. 21,463,910 1,507,498
b,g
2022-120, SH, IO, FRN, 2.411%, (-1 x 30-day SOFR Average + 6.05%), 7/20/52 .. 32,906,017 2,520,463
b,g
2023-35, SH, IO, FRN, 2.811%, (-1 x 30-day SOFR Average + 6.45%), 2/20/53 ... 9,785,851 755,873
b,g
2026-135, SH, IO, FRN, 3.114%, (-1 x 30-day SOFR Average + 6.75%), 8/20/56 .. 34,433,869 2,620,772
b,g
2011-156, SK, IO, FRN, 2.833%, (-1 x 1-month SOFR + 6.486%), 4/20/38 ....... 19,431 1,659
b,g
2023-103, SK, IO, FRN, 2.361%, (-1 x 30-day SOFR Average + 6%), 7/20/53 ..... 32,469,263 1,805,184
b,g
2023-114, SK, IO, FRN, 2.211%, (-1 x 30-day SOFR Average + 5.85%), 8/20/53 ... 28,866,355 1,484,923
b,g
2023-13, SL, IO, FRN, 2.611%, (-1 x 30-day SOFR Average + 6.25%), 1/20/53 .... 13,032,746 882,668
b,g
2023-152, SL, IO, FRN, 2.661%, (-1 x 30-day SOFR Average + 6.3%), 10/20/53 ... 16,736,884 1,064,558
b,g
2013-182, SP, IO, FRN, 2.933%, (-1 x 1-month SOFR + 6.586%), 12/20/43 ...... 449,316 48,759
b,g
2022-45, SP, IO, FRN, 2.161%, (-1 x 30-day SOFR Average + 5.8%), 5/20/50 ..... 28,057,717 1,862,045
b,g
2023-20, SP, IO, FRN, 3.361%, (-1 x 30-day SOFR Average + 7%), 2/20/53 ...... 14,115,343 1,156,340
b,g
2023-24, SQ, IO, FRN, 2.611%, (-1 x 30-day SOFR Average + 6.25%), 2/20/53 ... 12,664,602 874,677
b,g
2024-30, SU, IO, FRN, 2.211%, (-1 x 30-day SOFR Average + 5.85%), 2/20/54 ... 24,426,816 1,325,790
b,g
2019-96, SY, IO, FRN, 2.333%, (-1 x 1-month SOFR + 5.986%), 8/20/49 ........ 11,899,972 1,134,471
g
2021-29, TI, IO, 2.5%, 2/20/51 ........................................ 18,721,772 3,092,987
g
2020-162, UI, IO, 2.5%, 10/20/50 ...................................... 11,763,306 1,647,958
g
2017-179, WI, IO, 5%, 12/20/47 ....................................... 215,258 50,847
b,g
2024-30, WS, IO, FRN, 2.161%, (-1 x 30-day SOFR Average + 5.8%), 2/20/54 .... 26,054,051 1,126,947
e,g
2015-H16, XI, IO, FRN, 2.445%, 7/20/65 ................................ 1,112,898 61,908
138,328,659
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $135,469,991) ........
138,328,659
Total Long Term Investments (Cost $460,425,344) ...............................
462,119,299
a
a a a a
Short Term Investments 22.1%
Shares
a
Management Investment Companies 21.2%
i,j
Putnam Short Term Investment Fund, Class P, 3.863% ....................... 109,492,730 109,492,730
Total Management Investment Companies (Cost $109,492,730) ...................
109,492,730
Principal
Amount
U.S. Government and Agency Securities 0.9%
k,l
U.S. Treasury Bills ,
3.68%, 10/22/26 ................................................... 2,600,000 2,586,264

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
k,l
U.S. Treasury Bills, (continued)
3.75%, 12/10/26 ................................................... $ 2,100,000 $ 2,078,134
4,664,398
Total U.S. Government and Agency Securities (Cost $4,664,433) ..................
4,664,398
Total Short Term Investments (Cost $114,157,163) ...............................
114,157,128
a
Total Investments (Cost $574,582,507) 111.7% ..................................
$576,276,427
TBA Sale Commitments (0.2)% ................................................
(912,578)
Other Assets, less Liabilities (11.5)% ..........................................
(59,557,074)
Net Assets 100.0% ...........................................................
$515,806,775
a a a a a
TBA Sale Commitments (0.2)%
Mortgage-Backed Securities (0.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.2)%
m
Uniform Mortgage-Backed Securities, TBA, 4%, 9/25/56 ...................... (1,000,000) (912,578)
Total TBA Sale Commitments (Cost $(911,875)) .................................
$(912,578)
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security purchased on a delayed delivery basis.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $159,092,695, representing 30.8% of net assets.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
h
Security purchased on a to-be-announced (TBA) basis.
i
See Note 3 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
The rate shown represents the yield at period end.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At August 31, 2026, the aggregate value of these securities pledged amounted to $296,438, representing 0.1% of net assets.
m
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At August 31, 2026, the Fund had the following forward premium swap options contracts outstanding.
At August 31, 2026, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(3.7%)/1-day SOFR/Nov-28/(Purchased) BOFA 11/06/26 / 3.7% 626,037,300 $ 3,255,785 $ 3,436,351
3.69%/1-day SOFR/Nov-28/(Written) BOFA 11/06/26 / 3.69% 626,037,300 (3,396,252) 3,173,172
(4.453%)/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 4.453% 18,632,600 663,787 203,514
3.953%/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 3.953% 18,632,600 663,786 (221,386)
Unrealized appreciation 6,813,037
Unrealized (depreciation) (221,386)
Total $6,591,651
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 1,085,000 $ 580,123 $ 464,005 $ 116,118
CMBX.NA.BB.10 (5.00)% Monthly GSCO 11/17/59 836,000 446,989 376,522 70,467
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 47,000 25,130 2,674 22,456
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 2,750,000 1,059,897 1,034,890 25,007
CMBX.NA.BB.14 (5.00)% Monthly GSCO 12/16/72 750,000 209,375 217,917 (8,542)
CMBX.NA.BB.15 (5.00)% Monthly GSCO 11/18/64 2,250,000 471,975 429,167 42,808
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 1,693,000 200,464 141,057 59,407
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 576,000 188,675 249,406 (60,731)
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 326,000 106,785 143,186 (36,401)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 3,233,000 869,353 619,394 249,959
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 2,375,000 242,992 306,375 (63,383)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 1,024,000 226,048 290,603 (64,555)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 7,038,000 1,553,639 1,660,789 (107,150)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly MSCO 8/17/61 1,069,000 235,982 340,040 (104,058)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 4,750,000 1,009,969 995,917 14,052
CMBX.
NA.BBB-.19 .. (3.00)% Monthly GSCO 12/17/58 750,000 49,907 46,734 3,173
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 3,436,000 545,291 707,311 (162,020)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 2,375,000 510,831 426,609 84,222

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 289,000 $ (154,522) $ (23,189) $ (131,333)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 1,293,000 (498,344) (552,832) 54,488
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,724,000 (440,948) (647,506) 206,558
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 1,567,000 (185,544) (806,690) 621,146
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 200,000 (23,682) (22,364) (1,318)
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 1,500,000 (177,611) (199,162) 21,551
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 221,000 (40,493) (50,237) 9,744
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 114,000 (20,887) (23,410) 2,523
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 114,000 (20,888) (25,914) 5,026
Investment
Grade
CMBX.
NA.BBB-.18 .. 3.00% Monthly GSCO 12/17/57 750,000 (57,642) (53,297) (4,345)
Investment
Grade
Total Credit Default Swap Contracts .................................... $6,912,864 $ 6,047,995 $864,869
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam Mortgage Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Putnam Funds Trust
Schedule of Investments (unaudited)
At August 31, 2026, the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/28 463,901,000 $ 1,684,350 $ (755,803) $ 2,440,153
Receive Fixed 4.02% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/31 79,487,000 (758,404) (352,758) (405,646)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/33 204,280,000 2,725,809 1,328,935 1,396,874
Receive Fixed 4.16% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 6,289,000 (111,476) (47,156) (64,320)
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 14,745,000 (636,261) 232,037 (868,298)
Total Interest Rate Swap Contracts ................................. $2,904,018 $ 405,255 $2,498,763
*
In U.S. dollars unless otherwise indicated.
See A bbreviations on page 18 .

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds. The Trust follows the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2026, the Fund held investments in affiliated management investment companies as follows:

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Mortgage Opportunities Fund
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Mortgage Opportunities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $74,210,175 $112,895,002 $(77,612,447) $— $— $109,492,730 109,492,730 $817,834
Total Affiliated Securities ... $74,210,175 $112,895,002 $(77,612,447) $— $— $109,492,730 $817,834
Level 1 Level 2 Level 3 Total
Putnam Mortgage Opportunities Fund
Assets:
Investments in Securities:
a
Senior Floating Rate Interests ............... $ — $ 94,710 $ — $ 94,710
U.S. Government and Agency Securities ....... — 6,767,447 — 6,767,447
Asset-Backed Securities ................... — 33,356,684 — 33,356,684
Commercial Mortgage-Backed Securities ...... — 113,388,785 — 113,388,785
Mortgage-Backed Securities ................ — 101,223,151 — 101,223,151
Residential Mortgage-Backed Securities ....... — 68,959,863 — 68,959,863
Agency Commercial Mortgage-Backed Securities — 138,328,659 — 138,328,659
Short Term Investments ................... 109,492,730 4,664,398 — 114,157,128
Total Investments in Securities ........... $109,492,730 $466,783,697 $— $576,276,427
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $6,813,037 $— $6,813,037
Swap Contracts ......................... — 5,445,732 — 5,445,732
Total Other Financial Instruments ......... $— $12,258,769 $— $12,258,769
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 912,578 $ — $ 912,578
Forward Premium Swap Option Contracts ...... — 221,386 — 221,386
Swap Contracts ......................... — 2,082,100 — 2,082,100
Total Other Financial Instruments ......... $— $3,216,064 $— $3,216,064
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Mortgage Opportunities Fund
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
Index
CMBX.NA
CMBX North America Index
Selected Portfolio
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.